Income Taxes	9 Months Ended
Jul. 31, 2020
Text Block [Abstract]
Income Taxes

NOTE 17:  INCOME TAXES

The Canada Revenue Agency (CRA), Revenu Québec Agency (RQA) and Alberta Tax and Revenue Administration (ATRA) are denying certain dividend deductions claimed by the Bank. During the three months ended July 31, 2020, the CRA reassessed the Bank for $239 million of additional income tax and interest in respect of its 2015 taxation year, and the RQA reassessed the Bank for $11 million of additional income tax and interest in respect of its 2011 and 2012 taxation years. To date, the CRA has reassessed the Bank for $1,032 million of income tax and interest for the years 2011 to 2015, the RQA has reassessed the Bank for $17 million for the years 2011 to 2013, and the ATRA has reassessed the Bank for $33 million for the years 2011 to 2014. In total, the Bank has been reassessed for $1,082 million of income tax and interest. The Bank expects the CRA, RQA, and ATRA to reassess open years on the same basis. The Bank is of the view that its tax filing positions were appropriate and intends to challenge all reassessments.

Deferred tax assets and liabilities comprise of the following:

Deferred Tax Assets and Liabilities

(millions of Canadian dollars)	As at
	July 31 2020	October 31 2019
Deferred tax assets
Allowance for credit losses	$1,637	$965
Trading loans	45	50
Employee benefits	834	844
Pensions	590	344
Losses available for carry forward	95	95
Tax credits	185	228
Land, buildings, equipment, and other depreciable assets	92
Intangibles	50	–

Other	–	88
Total deferred tax assets	3,528	2,614
Deferred tax liabilities
Securities	1,651	527
Land, buildings, equipment, and other depreciable assets	–	242
Deferred (income) expense	37	91
Intangibles	–	40
Goodwill	121	108

Other	58
Total deferred tax liabilities	1,867	1,008
Net deferred tax assets	1,661	1,606
Reflected on the Consolidated Balance Sheet as follows:
Deferred tax assets	1,956	1,799

Deferred tax liabilities[1]	295	193
Net deferred tax assets	$1,661	$1,606

[1]	Included in Other liabilities on the Interim Consolidated Balance Sheet.